Warrants (Details Narrative) - USD ($)		9 Months Ended
	Feb. 11, 2024	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from Warrant Exercises		$ 1,940,610	$ 1,156
Tradeable Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised		1,569
Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised		1,401
Series B Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised		678,865
Proceeds from Warrant Exercises		$ 15,134,289
May Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:AggregatePurchasePrice]	$ 3,139,651